Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ 6,708,000	$ (494,000)	$ (24,277,935)	$ (1,213,199)
Adjustments to arrive at net income (loss) from continuing operations		164,000	549,922	46,598
Net income (loss) from continuing operations	6,655,000	(658,000)	(24,827,857)	(1,259,797)
Adjustments to reconcile income (loss) from continuing operations to net cash (used in) provided by operations:
Depreciation and amortization	518,000	179,000	1,120,404	345,566
Provision for bad debts			546,823
Amortization of debt discount and deferred debt issuance costs	2,056,000	82,000	1,239,282	163,590
Stock compensation for services		157,000	1,572,988
Issuance of shares to non-employees for services	925,000		211,418	383,900
Change in fair value of derivative instruments	(20,978,000)	(16,000)	14,156,361	(198,908)
Loss on fair value of conversion feature	2,385,000
Issuance of convertible notes receivable		(200,000)
Change in fair value of contingent consideration		(105,000)	3,272,737
Fair value of common shares issued for waiver of debt covenants		249,000
Change in deferred taxes		(221,000)	(1,122,523)	(2,800,972)
Undistributed earnings from non-controlled interest	53,000	(35,000)
Loss on extinguishment of debt	5,740,000		992,000
Loss on debt restructuring	144,000		248,575
Issuance of common shares for extinguishment of debt and cancellation of warrants				352,763
Conversion of Series F Preferred Shares and settlement of contingent consideration			2,161,938
Issuance of shares pursuant to convertible notes payable			187,243
Fair value of shares issued to officer				382,344
Cancellation of contingent consideration			(141,607)
Equity loss attributable to affiliate				50,539
Net gain on deconsolidation of Digital subsidiary and write off of related investment in subsidiary				(453,514)
Other			15,000
Changes in operating assets and liabilities:
Accounts receivable	1,354,000	(389,000)	1,275,782	(1,431,135)
Inventory	(1,471,000)
Other assets	599,000	(319,000)	(4,096,902)	(769,695)
Deferred revenue	368,000	(73,000)	(22,023)	72,528
Accounts payable and accrued expenses	(1,624,000)	1,499,000	5,833,675	2,020,992
Convertible notes receivable			(600,000)
Loans receivable			(285,954)
Income taxes payable			306,812	123,605
Net cash provided by operating activities of discontinued operations		115,000	748,762	42,252
Total adjustments	(9,931,000)	923,000	27,620,791	(1,716,145)
Net cash provided by (used in) operating activities	(3,276,000)	265,000	2,792,934	(2,975,942)
Cash flows from investing activities:
Advances to affiliate				(179,061)
Purchases of equipment	(84,000)	(14,000)	(124,273)	(89,258)
Consideration paid for acquisitions, net of cash received	(12,115,000)		188,217	(13,467,074)
Payments made pursuant to disposal of business			(297,321)
Convertible notes receivable
Net cash used in investing activities of discontinued operations		(2,000)
Net cash used in investing activities	(12,199,000)	(16,000)	(233,377)	(13,735,393)
Cash flows from financing activities:
Proceeds from sale of preferred stock, net of issuance costs		300,000	775,000	6,954,429
Settlement of contingent consideration	(1,779,000)
Repayments of loans to third-parties	183,000
Proceeds from bank borrowings		22,000	77,500	150,000
Repayments of bank borrowings	(50,000)		(149,416)
Repayments of notes and loans payable	(10,044,000)	(267,000)	(2,171,730)	(2,105,730)
Proceeds from notes and loans payable	9,582,000
Proceeds from related party borrowings	3,000,000	425,000	3,950,000	849,439
Repayment of related party borrowings	(3,000)		(329,791)
Exercise of public offering warrants	675,000
Cash redemption of Series F preferred stock			(3,000,000)
Cash Paid for Preferred Dividends			(360,000)
Increase in deferred loan costs			(1,823,094)	(1,339,043)
Increase in loans receivable
Issuance of shares pursuant to public offering			5,237,491
Registration costs
Proceeds from third party borrowings			14,090,726	15,187,796
Repayments of acquisition notes payable			(925,960)	(2,378,648)
Distribution to non-controlling interest				(50,539)
Net cash used in financing activities of discontinued operations		(108,000)	(317,600)	1,324
Net cash provided by financing activities	1,564,000	372,000	15,053,126	17,269,028
Net (decrease) increase in cash	(13,911,000)	621,000	17,612,683	557,693
Cash, beginning of period	17,867,000	647,000	647,000	89,285
Less cash related to discontinued operations		(142,000)	(352,153)	(40,976)
Cash, end of period	3,956,000	1,126,000	17,866,532	647,000
Supplemental disclosures of cash flow information:
Cash paid for interest	726,000	74,000	1,269,187	581,229
Cash paid for income taxes	13,000	11,000	165,256	9,890
Non-cash investing and financing activities:
Issuance of shares to lenders for waiver of debt covenants		249,000
Common stock issued on debt conversion		425,000		153,216
Conversion of preferred shares into common shares		566,000		352,344
Preferred dividends		591,000	(1,084,314)	(843,215)
Conversion of preferred dividends into common stock		246,000
Issuance of shares for settlement of warrants	900,000
Issuance of shares pursuant to settlement of acquisition notes	814,000
Common stock issued for acquisition not completed				290,766
Issuance of shares pursuant to conversion of debt	15,893,000		382,492
Issuance of shares pursuant to acquisitions	6,727,000
Addition to debt discount	6,475,000		6,814,000
Forfeiture of officers compensation				200,000
Issuance of shares for preferred dividends			958,822
Conversion of Put Shares			499,921
Redeemable common stock				499,921
Redeemable preferred stock issued for acquisition				8,320,054
Promissory notes issued for acquisition			2,107,804	2,378,668
Preferred stock issued in settlement of debt obligation				616,760
Fair value of warrants accounted for as derivatives and corresponding increase in debt discount			194,000	193,944
Notes payable to satisfy liabilities associated with deferred loan costs				610,000
Series A Preferred Stock
Non-cash investing and financing activities:
Conversion of Preferred Stock			200
Series B Preferred Stock
Non-cash investing and financing activities:
Conversion of Preferred Stock			2,216,760
Series C Preferred Stock
Non-cash investing and financing activities:
Conversion of Preferred Stock			1,500,000
Series D Preferred Stock
Non-cash investing and financing activities:
Conversion of Preferred Stock			605,872
Series E Preferred Stock
Non-cash investing and financing activities:
Conversion of Preferred Stock			3,350,000
Series F Preferred Stock
Non-cash investing and financing activities:
Conversion of Preferred Stock			1,404,000
Series H Preferred Stock
Non-cash investing and financing activities:
Conversion of Preferred Stock			$ 1,425,000